Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000251008
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Class R6 Shares
Trading Symbol	ICBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Sector positioning in the Fund made the most positive contribution to relative performance. Underweight positioning relative to the Index in non-corporate credit sectors such as Supranational, Government Guarantee and Local Authority added to performance. These sectors underperformed the broader Index. The corporate credit sector positioning that added the most was Energy.

  Individual security selection in the Fund relative to the Index resulted in outperformance. Security selection was the second largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the highest positive contribution to relative Fund performance were Inter-American Development Bank, Ovintiv, Morgan Stanley and Piedmont Realty Trust.

Top Detractors from Performance

  Overweight allocations to the defensive Consumer Non-Cyclical and Media & Entertainment sectors detracted from sector performance.

  Individual holdings with the most negative contribution to relative Fund performance were U.S. Treasury securities, Penske Truck Leasing and Roper Technologies.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a detractor to relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 459,187,938
Holdings Count | Holding	543
Advisory Fees Paid, Amount	$ 1,185,854
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$459,187,938 Number of Investments543 Portfolio Turnover27% Total Advisory Fees Paid$1,185,854
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	0.9%
Cash Equivalents	1.9%
Corporate Debt Securities	96.3%

Material Fund Change [Text Block]
C000024655
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Institutional Shares
Trading Symbol	FIIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Sector positioning in the Fund made the most positive contribution to relative performance. Underweight positioning relative to the Index in non-corporate credit sectors such as Supranational, Government Guarantee and Local Authority added to performance. These sectors underperformed the broader Index. The corporate credit sector positioning that added the most was Energy.

  Individual security selection in the Fund relative to the Index resulted in outperformance. Security selection was the second largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the highest positive contribution to relative Fund performance were Inter-American Development Bank, Ovintiv, Morgan Stanley and Piedmont Realty Trust.

Top Detractors from Performance

  Overweight allocations to the defensive Consumer Non-Cyclical and Media & Entertainment sectors detracted from sector performance.

  Individual holdings with the most negative contribution to relative Fund performance were U.S. Treasury securities, Penske Truck Leasing and Roper Technologies.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a detractor to relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 459,187,938
Holdings Count | Holding	543
Advisory Fees Paid, Amount	$ 1,185,854
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$459,187,938 Number of Investments543 Portfolio Turnover27% Total Advisory Fees Paid$1,185,854
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	0.9%
Cash Equivalents	1.9%
Corporate Debt Securities	96.3%

Material Fund Change [Text Block]
C000024656
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Service Shares
Trading Symbol	INISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Sector positioning in the Fund made the most positive contribution to relative performance. Underweight positioning relative to the Index in non-corporate credit sectors such as Supranational, Government Guarantee and Local Authority added to performance. These sectors underperformed the broader Index. The corporate credit sector positioning that added the most was Energy.

  Individual security selection in the Fund relative to the Index resulted in outperformance. Security selection was the second largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the highest positive contribution to relative Fund performance were Inter-American Development Bank, Ovintiv, Morgan Stanley and Piedmont Realty Trust.

Top Detractors from Performance

  Overweight allocations to the defensive Consumer Non-Cyclical and Media & Entertainment sectors detracted from sector performance.

  Individual holdings with the most negative contribution to relative Fund performance were U.S. Treasury securities, Penske Truck Leasing and Roper Technologies.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a detractor to relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 459,187,938
Holdings Count | Holding	543
Advisory Fees Paid, Amount	$ 1,185,854
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$459,187,938 Number of Investments543 Portfolio Turnover27% Total Advisory Fees Paid$1,185,854
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	0.9%
Cash Equivalents	1.9%
Corporate Debt Securities	96.3%

Material Fund Change [Text Block]
C000024660
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Class A Shares
Trading Symbol	FTIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 124 basis points of excess returns primarily from asset-backed securities and to a lesser extent from high yield, commercial mortgage-backed and mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Security selection, primarily from investment-grade corporate securities, added 34 basis points of excess returns during the last fiscal year.

  Yield curve management added two basis points to relative Fund performance due to the movement of the yield curve along the short end of the curve.

Top Detractors from Performance

  Duration management detracted six basis points from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period of increasing interest rates during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,850,235,697
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 3,582,778
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,850,235,697 Number of Investments523 Portfolio Turnover17% Total Advisory Fees Paid$3,582,778
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collateralized Mortgage Obligations	0.5%
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	1.9%
Project and Trade Finance Core Fund	2.5%
Cash Equivalents	3.6%
Commercial Mortgage-Backed Securities	3.7%
Bank Loan Core Fund	3.8%
U.S. Treasury Securities	4.9%
Corporate Bonds	36.5%
Asset-Backed Securities	41.7%

Material Fund Change [Text Block]
C000024661
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Institutional Shares
Trading Symbol	FSTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 124 basis points of excess returns primarily from asset-backed securities and to a lesser extent from high yield, commercial mortgage-backed and mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Security selection, primarily from investment-grade corporate securities, added 34 basis points of excess returns during the last fiscal year.

  Yield curve management added two basis points to relative Fund performance due to the movement of the yield curve along the short end of the curve.

Top Detractors from Performance

  Duration management detracted six basis points from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period of increasing interest rates during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,850,235,697
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 3,582,778
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,850,235,697 Number of Investments523 Portfolio Turnover17% Total Advisory Fees Paid$3,582,778
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collateralized Mortgage Obligations	0.5%
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	1.9%
Project and Trade Finance Core Fund	2.5%
Cash Equivalents	3.6%
Commercial Mortgage-Backed Securities	3.7%
Bank Loan Core Fund	3.8%
U.S. Treasury Securities	4.9%
Corporate Bonds	36.5%
Asset-Backed Securities	41.7%

Material Fund Change [Text Block]
C000176845
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Class R6 Shares
Trading Symbol	FSILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 124 basis points of excess returns primarily from asset-backed securities and to a lesser extent from high yield, commercial mortgage-backed and mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Security selection, primarily from investment-grade corporate securities, added 34 basis points of excess returns during the last fiscal year.

  Yield curve management added two basis points to relative Fund performance due to the movement of the yield curve along the short end of the curve.

Top Detractors from Performance

  Duration management detracted six basis points from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period of increasing interest rates during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,850,235,697
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 3,582,778
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,850,235,697 Number of Investments523 Portfolio Turnover17% Total Advisory Fees Paid$3,582,778
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collateralized Mortgage Obligations	0.5%
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	1.9%
Project and Trade Finance Core Fund	2.5%
Cash Equivalents	3.6%
Commercial Mortgage-Backed Securities	3.7%
Bank Loan Core Fund	3.8%
U.S. Treasury Securities	4.9%
Corporate Bonds	36.5%
Asset-Backed Securities	41.7%

Material Fund Change [Text Block]
C000024662
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Service Shares
Trading Symbol	FSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 124 basis points of excess returns primarily from asset-backed securities and to a lesser extent from high yield, commercial mortgage-backed and mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Security selection, primarily from investment-grade corporate securities, added 34 basis points of excess returns during the last fiscal year.

  Yield curve management added two basis points to relative Fund performance due to the movement of the yield curve along the short end of the curve.

Top Detractors from Performance

  Duration management detracted six basis points from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period of increasing interest rates during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,850,235,697
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 3,582,778
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,850,235,697 Number of Investments523 Portfolio Turnover17% Total Advisory Fees Paid$3,582,778
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collateralized Mortgage Obligations	0.5%
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	1.9%
Project and Trade Finance Core Fund	2.5%
Cash Equivalents	3.6%
Commercial Mortgage-Backed Securities	3.7%
Bank Loan Core Fund	3.8%
U.S. Treasury Securities	4.9%
Corporate Bonds	36.5%
Asset-Backed Securities	41.7%

Material Fund Change [Text Block]